Subsidiary Notes Payable - Narrative - Convertible Notes (Details) - Subsidiary convertible notes - USD ($) $ in Millions		1 Months Ended	8 Months Ended
	Dec. 30, 2020	Mar. 31, 2022	Nov. 24, 2021	Dec. 31, 2022
Vedanta | Investor
Convertible Notes [Line Items]
Proceeds from issue of convertible notes	$ 25.0
Borrowings, interest rate	6.00%
Sonde
Convertible Notes [Line Items]
Borrowings, interest rate				6.00%
Discount, conversion from notes - qualified financing				20.00%
Discount, conversion from notes - non qualified financing				20.00%
Sonde | Outside investors
Convertible Notes [Line Items]
Proceeds from issue of convertible notes		$ 0.4	$ 2.2
Sonde | PureTech and third-party
Convertible Notes [Line Items]
Proceeds from issue of convertible notes		0.9	4.3
Sonde | PureTech Health (Company)
Convertible Notes [Line Items]
Proceeds from issue of convertible notes		$ 0.5	$ 2.1